Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 2,194,460	$ 2,019,087
Due from Related Parties, Current	0	(1,533,000)
Dr. Henglong Chen and his affiliates
Related Party Transaction [Line Items]
Due to related parties	890,642	881,442
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to related parties	1,028,613	1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to related parties	$ 275,205	$ 79,457
Due from Related Parties, Current			$ (275,205)